Schedule of Investments (unaudited)	iShares® MSCI Philippines ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
Cebu Air Inc.(a)	344,240	$234,240

Banks — 16.8%
Bank of the Philippine Islands	3,065,185	5,758,973
BDO Unibank Inc.	3,817,484	8,835,632
Metropolitan Bank & Trust Co.	4,421,204	4,505,135
Security Bank Corp.	1,003,570	1,711,933
		20,811,673
Chemicals — 1.0%
D&L Industries Inc.	8,817,500	1,238,034

Diversified Financial Services — 1.5%
Metro Pacific Investments Corp.	30,754,050	1,881,348

Diversified Telecommunication Services — 1.2%
Converge Information and Communications Technology Solutions Inc.(a)	5,366,600	1,478,072

Electric Utilities — 2.8%
Manila Electric Co.	569,250	2,822,911
Synergy Grid & Development Phils Inc.	2,772,100	604,040
		3,426,951
Equity Real Estate Investment Trusts (REITs) — 1.1%
AREIT Inc.	402,300	258,221
Filinvest REIT Corp.	4,642,900	467,606
MREIT Inc.	2,008,900	422,156
RL Commercial REIT Inc.	2,349,000	247,110
		1,395,093
Food & Staples Retailing — 2.7%
Cosco Capital Inc.	9,673,600	684,130
Puregold Price Club Inc.	2,573,560	1,622,254
Robinsons Retail Holdings Inc.	1,021,690	1,061,168
		3,367,552
Food Products — 6.3%
Century Pacific Food Inc.	2,807,100	1,250,688
Monde Nissin Corp.(b)	13,279,800	2,973,960
Universal Robina Corp.	1,534,648	3,615,519
		7,840,167
Hotels, Restaurants & Leisure — 5.1%
Bloomberry Resorts Corp.(a)	12,454,865	1,622,708
Jollibee Foods Corp.	1,083,851	4,713,232
		6,335,940
Independent Power and Renewable Electricity Producers — 1.9%
ACEN Corp.	18,363,928	2,317,636

Industrial Conglomerates — 23.7%
Aboitiz Equity Ventures Inc.	4,106,647	4,375,653
Alliance Global Group Inc.	9,095,139	1,575,212
Ayala Corp.	490,818	6,094,411
DMCI Holdings Inc.	10,317,600	1,756,630

Security	Shares	Value

Industrial Conglomerates (continued)
GT Capital Holdings Inc.	244,466	$1,905,209
JG Summit Holdings Inc.	5,742,191	5,039,601
LT Group Inc.	4,993,300	834,002
SM Investments Corp.	470,766	7,861,756
		29,442,474
Oil, Gas & Consumable Fuels — 1.0%
Semirara Mining & Power Corp.	2,120,100	1,262,024

Real Estate Management & Development — 20.3%
Ayala Land Inc.	14,764,450	8,349,850
Megaworld Corp.	31,832,960	1,266,637
Robinsons Land Corp.	1,979,906	564,773
SM Prime Holdings Inc.	23,061,835	14,949,851
Vista Land & Lifescapes Inc.	900,000	22,287
		25,153,398
Specialty Retail — 1.9%
Wilcon Depot Inc.	4,134,200	2,358,815

Transportation Infrastructure — 4.7%
International Container Terminal Services Inc.	1,589,653	5,787,928

Water Utilities — 0.6%
Manila Water Co. Inc.	2,135,629	819,520

Wireless Telecommunication Services — 6.9%
Globe Telecom Inc.	73,439	2,997,428
PLDT Inc.	181,229	5,634,641
		8,632,069

Total Long-Term Investments — 99.7%
(Cost: $159,255,687)		123,782,934

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	110,000	110,000

Total Short-Term Securities — 0.1%
(Cost: $110,000)		110,000

Total Investments — 99.8%
(Cost: $159,365,687)		123,892,934

Other Assets Less Liabilities — 0.2%		192,726

Net Assets — 100.0%		$124,085,660

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Philippines ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$170,000	$—	$(60,000	)(a)	$—	$—	$110,000	110,000	$547	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	4	12/16/22	$197	$7,861

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,063,276	$119,719,658	$—	$123,782,934
Money Market Funds	110,000	—	—	110,000
	$4,173,276	$119,719,658	$—	$123,892,934
Derivative financial instruments(a)
Assets
Futures Contracts	$7,861	$—	$—	$7,861

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Philippines ETF
November 30, 2022

Portfolio Abbreviation

REIT	Real Estate Investment Trust

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